BORROWINGS AND FINANCING (Details 3) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 45,473,912
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	7,702,414
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,323,714
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,803,160
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,491,609
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	8,244,446
Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	10,077,130
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,831,439
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	27,462,924
Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,956,075
Foreign Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,537,254
Foreign Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,214,220
Foreign Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	907,498
Foreign Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	6,860,953
Foreign Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	7,964,495
Foreign Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,022,429
National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	18,010,988
National Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,746,339
National Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,786,460
National Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,588,940
National Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,584,111
National Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,383,493
National Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,112,635
National Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 2,809,010